Share-Based Compensation - Schedule of Restricted Shares (Details) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Shares [Line Items]
Number of restricted shares, Outstanding at beginning	25,905,000	3,880,000
Weighted- Average Grant-Date Fair Value, Outstanding at beginning	$ 0.065	$ 0.155
Number of restricted shares, Outstanding at ending		25,905,000
Weighted- Average Grant-Date Fair Value, Outstanding at ending		$ 0.065
Number of restricted shares, Granted		161,400,000
Weighted- Average Grant-Date Fair Value, Granted		$ 0.015
Number of restricted shares, Vested	25,905,000	(139,375,000)
Weighted- Average Grant-Date Fair Value, Vested	$ 0.065	$ 0.01